Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Compensation Policies and Risk Management
The Company does not have a formal compensation plan for any of its employees. Annually, the Compensation Committee will consider making incentive compensation awards that are purely discretionary, taking into account the employee’s individual performance as well as the Company’s performance for the particular year. Accordingly, the Company believes that its compensation policies do not reward employees for imprudent risk taking.
Further, neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing and terms of any equity awards, and the Company does not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. For example, during fiscal year 2025, the Company did not grant equity awards to any of our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	The Company does not have a formal compensation plan for any of its employees. Annually, the Compensation Committee will consider making incentive compensation awards that are purely discretionary, taking into account the employee’s individual performance as well as the Company’s performance for the particular year.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Further, neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing and terms of any equity awards, and the Company does not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. For example, during fiscal year 2025, the Company did not grant equity awards to any of our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information
MNPI Disclosure Timed for Compensation Value	false